Cover	Aug. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2024
Entity File Number	001-38826
Entity Registrant Name	Microvast Holdings, Inc.
Entity Central Index Key	0001760689
Entity Tax Identification Number	83-2530757
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12603 Southwest Freeway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Stafford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77477
City Area Code	281
Local Phone Number	491-9505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MVST
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	MVSTW
Security Exchange Name	NASDAQ